Note C - Securities - Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Due in one year or less, available for sale, amortized cost	$ 4,601
Due in one year or less, available for sale, fair value	4,593
Due in one year or less, held to maturity, amortized cost	809
Due in one year or less, held to maturity, fair value	819
Due in one to five years, available for sale, amortized cost	9,021
Due in one to five years, available for sale, fair value	8,880
Due in one to five years, held to maturity, amortized cost	7,356
Due in one to five years, held to maturity, fair value	7,559
Due in five to ten years, available for sale, amortized cost
Due in five to ten years, available for sale, fair value
Due in five to ten years, held to maturity, amortized cost	9,204
Due in five to ten years, held to maturity, fair value	9,497
Due after ten years, available for sale, amortized cost
Due after ten years, available for sale, fair value
Due after ten years, held to maturity, amortized cost	208
Due after ten years, held to maturity, fair value	200
Agency mortgage-backed securities, residential, available for sale, amortized cost	88,833
Agency mortgage-backed securities, residential, available for sale, fair value	87,652
Agency mortgage-backed securities, residential, held to maturity, amortized cost	4
Agency mortgage-backed securities, residential, held to maturity, fair value	4
Total debt securities, available for sale, amortized cost	102,455
Total debt securities, available for sale, fair value	101,125
Total debt securities, held to maturity, amortized cost	17,581	$ 18,665
Total debt securities, held to maturity, fair value	$ 18,079	$ 19,171